Significant Accounting Policies and Recent Accounting Pronouncements, Segment Reporting (Details) - Segment	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Segment Information [Abstract]
Number of reportable segments	3	3